Investment Objectives and Goals	Oct. 28, 2025
Simplify Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY AGGREGATE BOND ETF (formerly, Simplify Aggregate Bond PLUS Credit Hedge ETF)
Objective, Primary [Text Block]	Investment Objective: Simplify Aggregate Bond ETF (the “Fund” or “AGGH”) seeks to maximize total return.
Simplify Barrier Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY BARRIER INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Barrier Income ETF (the “Fund” or “SBAR”) seeks to provide monthly income.
Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY BITCOIN STRATEGY PLUS INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Bitcoin Strategy PLUS Income ETF (the “Fund” or “MAXI”) seeks income and capital appreciation.
Simplify Bond Bull ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY BOND BULL ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify Bond Bull ETF (the “Fund” or “RFIX”) seeks to hedge interest rate movements arising from falling long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.

Simplify China A Shares PLUS Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY CHINA A SHARES PLUS INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify China A Shares PLUS Income ETF (the “Fund” or “CAS”) seeks capital appreciation and income.
Simplify Currency Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY CURRENCY STRATEGY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Currency Strategy ETF (the “Fund” or “FOXY”) seeks long term capital appreciation.
Simplify Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY ENHANCED INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Enhanced Income ETF (the “Fund” or “HIGH”) seeks to provide monthly income.
Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY GOLD STRATEGY PLUS INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Gold Strategy PLUS Income ETF (the “Fund” or “YGLD”) seeks income and capital appreciation.
Simplify Government Money Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY GOVERNMENT MONEY MARKET ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Government Money Market ETF (the “Fund” or “SBIL”) seeks current income as is consistent with liquidity and stability of principal.
Simplify Health Care ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY HEALTH CARE ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Health Care ETF (the “Fund” or “PINK”) seeks long-term capital appreciation.
Simplify Hedged Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY HEDGED EQUITY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Hedged Equity ETF (the “Fund” or “HEQT”) seeks long term capital appreciation.
Simplify High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY HIGH YIELD ETF
Objective, Primary [Text Block]	Investment Objective: Simplify High Yield ETF (the “Fund” or “CDX”) seeks to maximize total return.
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY INTEREST RATE HEDGE ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify Interest Rate Hedge ETF (the “Fund” or “PFIX”) seeks to hedge interest rate movements arising from rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.

Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY INTERMEDIATE TERM TREASURY FUTURES STRATEGY ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify Intermediate Term Treasury Futures Strategy ETF (the “Fund” or “TYA”) seeks to provide total return, before fees and expenses, that matches or outperforms the performance of the ICE US Treasury 20+ Year Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.

Simplify MBS ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY MBS ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify MBS ETF (the “Fund” or “MTBA”) seeks to maximize total return.
Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY MULTI-QIS ALTERNATIVE ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Multi-QIS Alternative ETF (the “Fund” or “QIS”) seeks to provide positive absolute returns and income.
Simplify NEXT Intangible Core Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY NEXT INTANGIBLE CORE INDEX ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify Next Intangible Core Index ETF (the “Fund” or “NXTI”) seeks to provide investment results that track, before fees and expenses, the performance of the Next Intangible Core Index (the “Core Index”).

Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY SHORT TERM TREASURY FUTURES STRATEGY ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify Short Term Treasury Futures Strategy ETF (the “Fund” or “TUA”) seeks to provide total return, before fees and expenses, that matches or outperforms the performance of the ICE US Treasury 7-10 Year Bond Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.

Simplify Target 15 Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY TARGET 15 DISTRIBUTION ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Target 15 Distribution ETF (the “Fund” or “XV”) seeks to provide monthly income.
Simplify Treasury Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY TREASURY OPTION INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Treasury Option Income ETF (the “Fund” or “BUCK”) seeks to provide monthly income.
Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY US EQUITY PLUS BITCOIN STRATEGY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify US Equity PLUS Bitcoin Strategy ETF (the “Fund” or “SPBC”) seeks long-term capital appreciation.
Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY US EQUITY PLUS CONVEXITY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify US Equity PLUS Convexity ETF (the “Fund” or “SPYC”) seeks long-term capital appreciation.
Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY US EQUITY PLUS DOWNSIDE CONVEXITY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify US Equity PLUS Downside Convexity ETF (the “Fund” or “SPD”) seeks long-term capital appreciation.
Simplify US Equity PLUS Upside Convexity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY US EQUITY PLUS UPSIDE CONVEXITY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify US Equity PLUS Upside Convexity ETF (the “Fund” or “SPUC”) seeks long-term capital appreciation.
Simplify Volatility Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY VOLATILITY PREMIUM ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify Volatility Premium ETF (the “Fund” or “SVOL”) seeks to provide investment results, before fees and expenses, that correspond to approximately one-fifth to three-tenths the inverse (-0.2x to -0.3x) of the performance of a short-term volatility futures index while also seeking to mitigate extreme volatility.

Simplify Gamma Emerging Market Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY GAMMA EMERGING MARKET BOND ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Gamma Emerging Market Bond ETF (the “Fund” or “GAEM”) seeks to maximize total return.
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY COMMODITIES STRATEGY NO K-1 ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Commodities Strategy No K-1 ETF (the “Fund” or “HARD”) seeks to provide long-term capital appreciation.
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY MANAGED FUTURES STRATEGY ETF
Objective, Primary [Text Block]	Investment Objective: Simplify Managed Futures Strategy ETF (the “Fund” or “CTA”) seeks long term capital appreciation.
Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY Kayne Anderson Energy and Infrastructure Credit ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Kayne Anderson Energy and Infrastructure Credit ETF (the “Fund” or “KNRG”) primarily seeks to maximize total return.
Simplify National Muni Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY NATIONAL MUNI BOND ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify National Muni Bond ETF’s (the “Fund” or “NMB”) seeks to maximize total return.
Simplify Opportunistic Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY OPPORTUNISTIC INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Opportunistic Income ETF (the “Fund” or “CRDT”) seeks to maximize total return.
Simplify Piper Sandler US Small-Cap PLUS Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY PIPER SANDLER US SMALL-CAP PLUS INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Piper Sandler US Small-Cap PLUS Income ETF (the “Fund” or “LITL”) seeks capital appreciation and income.
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY PROPEL OPPORTUNITIES ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Propel Opportunities ETF (the “Fund” or “SURI”) seeks long-term capital appreciation.
Simplify Tara India Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY TARA INDIA OPPORTUNITIES ETF
Objective, Primary [Text Block]	Investment Objective: Simplify Tara India Opportunities ETF (the “Fund” or “IOPP”) seeks to achieve long-term capital appreciation.
Simplify Volt TSLA Revolution ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY VOLT TSLA REVOLUTION ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Volt TSLA Revolution ETF (the “Fund”) seeks long-term capital appreciation.